Quarterly Holdings Report
for
Fidelity® Mid Cap Value K6 Fund
April 30, 2023
MCVK6-NPRT1-0623
1.9883981.105
Common Stocks - 100.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.6%
Cellnex Telecom SA (a)	4,563	192,121
Entertainment - 0.6%
Warner Bros Discovery, Inc.	13,762	187,301
Interactive Media & Services - 0.5%
Ziff Davis, Inc. (b)	2,512	183,728
Media - 1.4%
News Corp. Class A	13,712	241,468
Nexstar Broadcasting Group, Inc. Class A	900	156,105
Thryv Holdings, Inc. (b)	3,563	80,025
		477,598
TOTAL COMMUNICATION SERVICES		1,040,748
CONSUMER DISCRETIONARY - 10.1%
Automobile Components - 1.2%
Aptiv PLC (b)	2,203	226,601
Magna International, Inc. Class A	3,296	171,919
		398,520
Broadline Retail - 0.4%
Kohl's Corp. (c)	5,913	130,263
Diversified Consumer Services - 1.6%
Adtalem Global Education, Inc. (b)	4,117	167,027
Laureate Education, Inc. Class A	13,344	165,332
Service Corp. International	2,944	206,639
		538,998
Hotels, Restaurants & Leisure - 2.7%
Bowlero Corp. Class A (b)	6,458	94,481
Hilton Worldwide Holdings, Inc.	870	125,297
Hyatt Hotels Corp. Class A (b)	1,500	171,450
Light & Wonder, Inc. Class A (b)	2,809	169,355
MGM Resorts International	4,352	195,492
Travel+Leisure Co.	4,126	157,902
		913,977
Household Durables - 1.2%
Helen of Troy Ltd. (b)	1,231	123,519
PulteGroup, Inc.	1,685	113,148
Tempur Sealy International, Inc.	4,187	156,887
		393,554
Leisure Products - 0.4%
Brunswick Corp.	1,700	144,143
Specialty Retail - 2.6%
Franchise Group, Inc.	6,185	180,911
Lithia Motors, Inc. Class A (sub. vtg.)	938	207,195
O'Reilly Automotive, Inc. (b)	199	182,545
Upbound Group, Inc.	6,499	173,263
Victoria's Secret & Co. (b)	4,071	126,242
		870,156
TOTAL CONSUMER DISCRETIONARY		3,389,611
CONSUMER STAPLES - 3.9%
Consumer Staples Distribution & Retail - 2.3%
Albertsons Companies, Inc.	9,656	201,810
Performance Food Group Co. (b)	4,148	260,038
U.S. Foods Holding Corp. (b)	7,856	301,670
		763,518
Food Products - 1.6%
Bunge Ltd.	3,379	316,274
Tyson Foods, Inc. Class A	3,732	233,213
		549,487
TOTAL CONSUMER STAPLES		1,313,005
ENERGY - 6.2%
Energy Equipment & Services - 0.9%
Liberty Oilfield Services, Inc. Class A	12,344	158,127
NOV, Inc.	8,300	139,025
		297,152
Oil, Gas & Consumable Fuels - 5.3%
Cenovus Energy, Inc.	15,591	261,929
Chesapeake Energy Corp.	2,703	223,484
Hess Corp.	1,803	261,543
Occidental Petroleum Corp.	5,176	318,479
Southwestern Energy Co. (b)	25,817	133,990
Targa Resources Corp.	4,503	340,112
Valero Energy Corp.	2,062	236,450
		1,775,987
TOTAL ENERGY		2,073,139
FINANCIALS - 17.6%
Banks - 3.4%
Citizens Financial Group, Inc.	10,132	313,484
East West Bancorp, Inc.	4,236	218,959
M&T Bank Corp.	3,308	416,146
Truist Financial Corp.	6,000	195,480
		1,144,069
Capital Markets - 3.2%
Ares Management Corp.	1,617	141,633
Carlyle Group LP	6,937	210,399
Raymond James Financial, Inc.	4,187	379,049
State Street Corp.	4,504	325,459
		1,056,540
Consumer Finance - 1.3%
OneMain Holdings, Inc.	6,061	232,561
SLM Corp.	13,577	203,927
		436,488
Financial Services - 3.7%
Apollo Global Management, Inc.	4,684	296,919
Corebridge Financial, Inc.	6,705	113,046
Fidelity National Information Services, Inc.	2,407	141,339
NMI Holdings, Inc. (b)	5,766	134,924
Voya Financial, Inc.	2,300	175,904
Walker & Dunlop, Inc.	2,977	200,382
WEX, Inc. (b)	1,048	185,863
		1,248,377
Insurance - 6.0%
Allstate Corp.	821	95,039
Arthur J. Gallagher & Co.	1,889	393,025
Chubb Ltd.	889	179,187
First American Financial Corp.	3,351	193,051
Hartford Financial Services Group, Inc.	5,097	361,836
Markel Corp. (b)	293	400,979
MetLife, Inc.	3,083	189,080
Old Republic International Corp.	8,319	210,221
		2,022,418
TOTAL FINANCIALS		5,907,892
HEALTH CARE - 7.1%
Health Care Providers & Services - 4.7%
AdaptHealth Corp. (b)	14,651	174,054
AmerisourceBergen Corp.	1,588	264,958
Centene Corp. (b)	4,088	281,786
DaVita HealthCare Partners, Inc. (b)	1,750	158,130
Molina Healthcare, Inc. (b)	1,215	361,936
Tenet Healthcare Corp. (b)	4,385	321,508
		1,562,372
Life Sciences Tools & Services - 1.7%
Bio-Rad Laboratories, Inc. Class A (b)	363	163,637
Charles River Laboratories International, Inc. (b)	908	172,629
ICON PLC (b)	641	123,514
Syneos Health, Inc. (b)	3,074	120,685
		580,465
Pharmaceuticals - 0.7%
Royalty Pharma PLC	7,158	251,604
TOTAL HEALTH CARE		2,394,441
INDUSTRIALS - 17.2%
Aerospace & Defense - 0.6%
Woodward, Inc.	2,247	215,757
Building Products - 2.4%
Armstrong World Industries, Inc.	1,100	75,526
Builders FirstSource, Inc. (b)	3,881	367,802
Carlisle Companies, Inc.	611	131,884
UFP Industries, Inc.	2,812	220,798
		796,010
Commercial Services & Supplies - 0.4%
The Brink's Co.	2,102	132,111
Construction & Engineering - 1.8%
EMCOR Group, Inc.	1,575	269,325
Willscot Mobile Mini Holdings (b)	7,205	327,107
		596,432
Electrical Equipment - 1.1%
Regal Rexnord Corp.	2,929	381,239
Ground Transportation - 3.0%
Knight-Swift Transportation Holdings, Inc. Class A	6,224	350,536
RXO, Inc.	8,393	151,829
U-Haul Holding Co. (non-vtg.)	4,338	234,686
XPO, Inc. (b)	6,333	279,792
		1,016,843
Machinery - 2.7%
Chart Industries, Inc. (b)(c)	1,424	189,534
PACCAR, Inc.	5,450	407,061
Timken Co.	3,913	300,714
		897,309
Professional Services - 3.6%
CACI International, Inc. Class A (b)	642	201,151
Concentrix Corp.	1,887	182,114
Genpact Ltd.	2,464	109,771
Manpower, Inc.	2,532	191,698
Science Applications International Corp.	2,857	291,500
SS&C Technologies Holdings, Inc.	3,982	233,106
		1,209,340
Trading Companies & Distributors - 1.6%
MSC Industrial Direct Co., Inc. Class A	2,560	232,269
WESCO International, Inc.	2,034	292,896
		525,165
TOTAL INDUSTRIALS		5,770,206
INFORMATION TECHNOLOGY - 7.0%
Communications Equipment - 0.9%
Lumentum Holdings, Inc. (b)	4,768	230,056
Motorola Solutions, Inc.	265	77,221
		307,277
Electronic Equipment, Instruments & Components - 2.7%
Coherent Corp. (b)(c)	4,900	167,286
Flex Ltd. (b)	10,415	214,237
Knowles Corp. (b)	8,310	140,273
TD SYNNEX Corp.	2,705	240,853
Vontier Corp.	4,867	132,042
		894,691
IT Services - 0.6%
Cyxtera Technologies, Inc. Class A (b)	24,303	7,903
DXC Technology Co. (b)	7,500	178,875
		186,778
Semiconductors & Semiconductor Equipment - 1.7%
Lam Research Corp.	470	246,318
Microchip Technology, Inc.	3,336	243,495
Micron Technology, Inc.	1,325	85,277
		575,090
Software - 0.5%
Gen Digital, Inc.	9,196	162,493
Technology Hardware, Storage & Peripherals - 0.6%
Seagate Technology Holdings PLC	3,500	205,695
TOTAL INFORMATION TECHNOLOGY		2,332,024
MATERIALS - 10.2%
Chemicals - 4.1%
Celanese Corp. Class A	2,883	306,290
CF Industries Holdings, Inc.	2,190	156,760
Corteva, Inc.	2,320	141,798
Nutrien Ltd.	967	67,110
Olin Corp.	4,916	272,346
Tronox Holdings PLC	9,569	131,000
Westlake Corp.	2,540	289,001
		1,364,305
Containers & Packaging - 2.6%
Crown Holdings, Inc.	3,164	271,408
Graphic Packaging Holding Co.	9,245	227,982
International Paper Co.	4,309	142,671
Packaging Corp. of America	1,632	220,744
		862,805
Metals & Mining - 2.7%
Arconic Corp. (b)	9,783	242,129
Freeport-McMoRan, Inc.	4,973	188,526
Reliance Steel & Aluminum Co.	978	242,348
Steel Dynamics, Inc.	2,400	249,480
		922,483
Paper & Forest Products - 0.8%
Louisiana-Pacific Corp.	4,238	253,178
TOTAL MATERIALS		3,402,771
REAL ESTATE - 10.4%
Equity Real Estate Investment Trusts (REITs) - 8.9%
Douglas Emmett, Inc.	7,200	92,736
Essex Property Trust, Inc.	1,766	388,043
Lamar Advertising Co. Class A	2,517	265,997
Prologis (REIT), Inc.	2,884	361,221
Public Storage	1,348	397,431
Welltower, Inc.	18,603	1,473,731
		2,979,159
Real Estate Management & Development - 1.5%
CBRE Group, Inc. (b)	6,398	490,471
WeWork, Inc. (b)	39,888	16,813
		507,284
TOTAL REAL ESTATE		3,486,443
UTILITIES - 7.5%
Electric Utilities - 5.8%
Constellation Energy Corp.	5,301	410,297
Edison International	7,564	556,710
Exelon Corp.	11,162	473,715
PG&E Corp. (b)	30,125	515,439
		1,956,161
Gas Utilities - 1.3%
Brookfield Infrastructure Corp. A Shares	9,962	424,381
Independent Power and Renewable Electricity Producers - 0.4%
NextEra Energy Partners LP	2,357	135,551
TOTAL UTILITIES		2,516,093
TOTAL COMMON STOCKS (Cost $32,674,530)		33,626,373

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (d)	126,745	126,770
Fidelity Securities Lending Cash Central Fund 4.88% (d)(e)	479,877	479,925
TOTAL MONEY MARKET FUNDS (Cost $606,695)		606,695

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $33,281,225)	34,233,068
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(697,350)
NET ASSETS - 100.0%	33,535,718

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $192,121 or 0.6% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	38,458	1,133,025	1,044,713	1,086	-	-	126,770	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	348,525	1,710,275	1,578,875	710	-	-	479,925	0.0%
Total	386,983	2,843,300	2,623,588	1,796	-	-	606,695

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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